Vessels - Vessels Held For Sale and Impairment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Property Plant And Equipment [Line Items]
Vessel impairment charge	$ 39,434
Vessels held for sale	43,674	44,409	0
La Madrina Carrying Value After Impairment [Member]
Property Plant And Equipment [Line Items]
Vessels held for sale	20,714
La Madrina Carrying Value Prior To Impairment [Member]
Property Plant And Equipment [Line Items]
Vessels held for sale	30,987
La Prudencia Carrying Value After Impairment [Member]
Property Plant And Equipment [Line Items]
Vessels held for sale	20,714
La Prudencia Carrying Value Prior To Impairment [Member]
Property Plant And Equipment [Line Items]
Vessels held for sale	$ 49,875